Combined Prospectus	Apr. 14, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Warrants
Amount of Securities Previously Registered | shares	6,044,160
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 84,618,240.00
Form Type	F-4
File Number	333-292737
Initial Effective Date	Feb. 17, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-4 (File No. 333-292737), which was declared effective on February 17, 2026 (the “Prior Registration Statement”) because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” in this registration statement.

Represents 6,044,160 Class A Ordinary Shares to be issued by the Registrant upon exercise of Public Warrants to purchase 3,159,500 Class A Ordinary Shares and Sponsor Warrants to purchase 2,884,660 Class A Ordinary Shares. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Class B Ordinary Share
Amount of Securities Previously Registered | shares	19,744,585
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 3,990.66
Form Type	F-4
File Number	333-292737
Initial Effective Date	Feb. 17, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-4 (File No. 333-292737), which was declared effective on February 17, 2026 (the “Prior Registration Statement”) because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” in this registration statement.

Represents the 19,744,585 Class A Ordinary Shares to be issued by the Registrant upon conversion of the Class B Ordinary Shares. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants
Amount of Securities Previously Registered | shares	2,884,660
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	F-4
File Number	333-292737
Initial Effective Date	Feb. 17, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-4 (File No. 333-292737), which was declared effective on February 17, 2026 (the “Prior Registration Statement”) because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” in this registration statement.

Represents the 2,884,660 Private Warrants registered for resale by the Sponsor. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Warrants
Amount of Securities Previously Registered | shares	2,884,660
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 0.00
Form Type	F-4
File Number	333-292737
Initial Effective Date	Feb. 17, 2026
Combined Prospectus Note	No registration fee is payable in connection with the securities previously registered on a registration statement on Form F-4 (File No. 333-292737), which was declared effective on February 17, 2026 (the “Prior Registration Statement”) because such securities are being transferred from the Prior Registration pursuant to Rule 429(b) under the Securities Act. See “Statement Pursuant to Rule 429” in this registration statement.

Represents the 2,884,660 Ordinary Shares underlying Sponsor Warrants bring registered for resale by the Sponsor. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.